SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

On February 1, 2022, the Company received a written notification from the Nasdaq Stock Market LLC notifying the Company that it was not in compliance with the Nasdaq Marketplace Rule 5550(a)(2) (the “Minimum Bid Price Rule”), pursuant to which if the closing bid price of the ordinary shares is not equal to or greater than $1.00 for 30 consecutive business days, Nasdaq will send a deficiency notice to the Company. Thereafter, if the ordinary shares do not close at a minimum bid price of $1.00 or more for 10 consecutive business days within 180 calendar days of the deficiency notice, Nasdaq may determine to delist the ordinary shares. The Company was provided 180 calendar days, or until August 1, 2022, to regain compliance.

To regain compliance with the Minimum Bid Price Rule by August 1, 2022, the Board of Directors proposed a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares with a par value of US$0.0005 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.0016 (“Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company will be US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each. The proposal was approved in the Annual General Meeting of the Shareholders held on April 28, 2022. On May 11, 2022, the Board of Directors resolved that the Share Consolidation shall be scheduled to become effective on May 24, 2022, or such other date as any director or officer of the Company shall determine, and shall be reflected with the Nasdaq Stock Market and in the marketplace under the new CUSIP number at the opening of business on May 25, 2022 (the Effective Date), or such other date and time as any director or officer of the Company shall determine, whereupon the ordinary shares begin trading on a split-adjusted basis.

On April 2, 2022, the Company, through Baosheng Network, set up a wholly owned subsidiary, Beijing Xunhuo E-commerce Co., Ltd. (“Beijing Xunhuo”), which is primarily engaged in live stream business. Beijing Xunhuo was registered with registered capital of approximately $157,000 (RMB 1.0 million). As of the date of this report, the Company fully paid up the capital.

On May 5, 2022, the Company purchased six properties, through an online auction platform, from a third party which went into liquidation at cash consideration of approximately RMB8.18 million, or $1.27 million. These six properties are expected to be used for the live streaming business. As of the date of this report, the Company fully paid the consideration.

These consolidated financial statements were approved by management and available for issuance on May 16, 2022, and the Company has evaluated subsequent events through this date.